INCOME TAXES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	$ 609,829
Opening Balance - Liabilities	2,064,886
Closing balance - Assets	597,712	$ 609,829
Closing balance - Liabilities	1,993,815	2,064,886
Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	2,064,886	2,104,611	$ 2,027,185
Deferred tax Income (Expenses)	(55,785)	25,783	66,979
Deferred tax of items charged to equity	(1,262)	(2,213)	2,704
Increase (decrease) through Business Combination	2,649	208
Decrease due to classification to held for sale		(75,805)
Increase (decrease) Net exchange differences	(16,673)	12,302	7,743
Closing balance - Liabilities	1,993,815	2,064,886	2,104,611
Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	14,008
Closing balance - Assets	11,125	14,008
Investments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	78,061
Closing balance - Assets	0	78,061
Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,726
Closing balance - Assets	23,063	25,726
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	1,415,101	1,421,116
Deferred tax Income (Expenses)	(29,618)	4,372
Deferred tax of items charged to equity	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(15,638)
Increase (decrease) Net exchange differences	(11,319)	5,251
Closing balance - Liabilities	1,374,164	1,415,101	1,421,116
Property, Plant and Equipment [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities		1,415,173	1,281,546
Deferred tax Income (Expenses)			130,377
Deferred tax of items charged to equity			0
Increase (decrease) Net exchange differences			3,250
Closing balance - Liabilities			1,415,173
Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,319
Closing balance - Assets	5,672	12,319
Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	82,535
Opening Balance - Liabilities	26,766
Closing balance - Assets	87,134	82,535
Closing balance - Liabilities	18,887	26,766
Financial Instruments [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	26,766	27,806
Deferred tax Income (Expenses)	(6,617)	1,173
Deferred tax of items charged to equity	(1,262)	(2,213)
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	0	0
Closing balance - Liabilities	18,887	26,766	27,806
Financial Instruments [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities		33,749	25,334
Deferred tax Income (Expenses)			5,712
Deferred tax of items charged to equity			2,704
Increase (decrease) Net exchange differences			(1)
Closing balance - Liabilities			33,749
Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	233,468
Closing balance - Assets	235,828	233,468
Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,011
Opening Balance - Liabilities	57,619
Closing balance - Assets	27,374	25,011
Closing balance - Liabilities	56,101	57,619
Inventory [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	57,619	56,531	46,336
Deferred tax Income (Expenses)	(1,411)	1,059	10,272
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(107)	29	(77)
Closing balance - Liabilities	56,101	57,619	56,531
Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,807
Closing balance - Assets	35,889	16,807
Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,384
Closing balance - Assets	3,160	2,384
Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	35
Opening Balance - Liabilities	10,420
Closing balance - Assets	215	35
Closing balance - Liabilities	6,089	10,420
Intangible revaluation [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	10,420	10,173	12,511
Deferred tax Income (Expenses)	(2,632)	(311)	(2,648)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(1,699)	558	310
Closing balance - Liabilities	6,089	10,420	10,173
Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	39,065
Opening Balance - Liabilities	42,551
Closing balance - Assets	73,791	39,065
Closing balance - Liabilities	33,915	42,551
Other Deductible/Taxable Temporary Differences [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	42,551	23,237	18,204
Deferred tax Income (Expenses)	(5,471)	18,224	4,520
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	208
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(3,165)	882	513
Closing balance - Liabilities	33,915	42,551	23,237
Biological Assets [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	475,592
Closing balance - Assets	4,806
Closing balance - Liabilities	469,770	475,592
Biological Assets [member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	475,592	527,988	605,166
Deferred tax Income (Expenses)	(8,089)	2,157	(80,917)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	2,649	0
Decrease due to classification to held for sale		(60,167)
Increase (decrease) Net exchange differences	(382)	5,614	3,739
Closing balance - Liabilities	469,770	475,592	527,988
Prepaid Expenses [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	36,837
Closing balance - Liabilities	34,889	36,837
Prepaid Expenses [Member] | Deferred tax liabilities [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Liabilities	36,837	37,760	38,088
Deferred tax Income (Expenses)	(1,947)	(891)	(337)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(1)	(32)	9
Closing balance - Liabilities	34,889	36,837	37,760
Deferred Tax Assets [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	609,829	327,707	287,017
Deferred tax Income (Expenses)	145,415	129,797	79,716
Deferred tax of items charged to equity	(142,301)	153,304	(42,480)
Increase (decrease) through Business Combination	644	3,516
Decrease due to classification to held for sale		(8,399)
Increase (decrease) Net exchange differences	(15,875)	3,904	3,454
Closing balance - Assets	597,712	609,829	327,707
Deferred Tax Assets [Member] | Liabilities Provisions [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	14,008	17,896	13,987
Deferred tax Income (Expenses)	(1,857)	(3,993)	3,767
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(280)
Increase (decrease) Net exchange differences	(1,026)	385	142
Closing balance - Assets	11,125	14,008	17,896
Deferred Tax Assets [Member] | Investments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	78,061	0
Deferred tax Income (Expenses)	57,110	(57,110)
Deferred tax of items charged to equity	(135,171)	135,171
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	0	0
Closing balance - Assets	0	78,061	0
Deferred Tax Assets [Member] | Post-Employment Benefits [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,726	25,904	19,738
Deferred tax Income (Expenses)	(2,866)	(924)	745
Deferred tax of items charged to equity	207	736	5,403
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(4)	10	18
Closing balance - Assets	23,063	25,726	25,904
Deferred Tax Assets [Member] | Property, Plant and Equipment [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	80,410	45,919	32,480
Deferred tax Income (Expenses)	10,928	34,370	13,439
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	644	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(2,327)	121	0
Closing balance - Assets	89,655	80,410	45,919
Deferred Tax Assets [Member] | Impairment Provision [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	12,319	13,517	8,564
Deferred tax Income (Expenses)	(4,408)	(1,907)	4,664
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(2,239)	709	289
Closing balance - Assets	5,672	12,319	13,517
Deferred Tax Assets [Member] | Financial Instruments [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	82,535	53,347	108,910
Deferred tax Income (Expenses)	14,618	15,191	(8,024)
Deferred tax of items charged to equity	(7,337)	17,397	(47,883)
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(3,986)
Increase (decrease) Net exchange differences	(2,682)	586	344
Closing balance - Assets	87,134	82,535	53,347
Deferred Tax Assets [Member] | Tax Loss Carryforward [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	233,468	110,526	24,972
Deferred tax Income (Expenses)	7,183	121,524	83,930
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	3,516
Decrease due to classification to held for sale		(3,387)
Increase (decrease) Net exchange differences	(4,823)	1,289	1,624
Closing balance - Assets	235,828	233,468	110,526
Deferred Tax Assets [Member] | Inventory [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	25,011	20,942	18,793
Deferred tax Income (Expenses)	2,634	4,047	2,120
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(50)
Increase (decrease) Net exchange differences	(271)	72	29
Closing balance - Assets	27,374	25,011	20,942
Deferred Tax Assets [Member] | Provisions for Income [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	16,807	9,941	19,323
Deferred tax Income (Expenses)	19,076	6,859	(9,408)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	6	7	26
Closing balance - Assets	35,889	16,807	9,941
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	2,384	2,472	4,625
Deferred tax Income (Expenses)	791	(90)	(2,155)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		0
Increase (decrease) Net exchange differences	(15)	2	2
Closing balance - Assets	3,160	2,384	2,472
Deferred Tax Assets [Member] | Intangible revaluation [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	35	1,466	2,301
Deferred tax Income (Expenses)	180	(1,055)	(1,013)
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(457)
Increase (decrease) Net exchange differences	0	81	178
Closing balance - Assets	215	35	1,466
Deferred Tax Assets [Member] | Tax Credits [Member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets		0	8,996
Deferred tax Income (Expenses)			(8,996)
Deferred tax of items charged to equity			0
Increase (decrease) Net exchange differences			0
Closing balance - Assets			0
Deferred Tax Assets [Member] | Other Deductible/Taxable Temporary Differences [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	39,065	25,777	24,328
Deferred tax Income (Expenses)	37,220	12,885	647
Deferred tax of items charged to equity	0	0	0
Increase (decrease) through Business Combination	0	0
Decrease due to classification to held for sale		(239)
Increase (decrease) Net exchange differences	(2,494)	642	802
Closing balance - Assets	73,791	39,065	$ 25,777
Deferred Tax Assets [Member] | Biological Assets [member]
Disclosure Of Income Tax [Line Items]
Opening Balance - Assets	0
Deferred tax Income (Expenses)	4,806
Deferred tax of items charged to equity	0
Increase (decrease) Net exchange differences	0
Closing balance - Assets	$ 4,806	$ 0